As filed with the Securities and Exchange Commission on April 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(626) 304-9222
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.9%
	Consumer Discretionary - 9.2%
170,000	Ascena Retail Group, Inc. (a)	$2,881,500
73,200	Bed Bath & Beyond, Inc. (a)	4,296,840
246,600	CarMax, Inc. (a)	9,720,972
785,100	Carnival Corp.	30,399,072
54,900	DIRECTV (a)	2,807,586
883,864	Limited Brands, Inc.	42,443,149
80,000	Macy’s, Inc.	3,160,800
260,200	Mattel, Inc.	9,791,326
150,000	Ross Stores, Inc.	8,955,000
59,900	Sony Corp. - ADR	894,906
193,400	TJX Cos., Inc.	8,737,812
225,000	Walt Disney Co. (The)	12,123,000
34,500	Whirlpool Corp.	3,980,610
		140,192,573

	Consumer Staples - 1.8%
270,000	Kellogg Co.	15,795,000
160,000	PepsiCo, Inc.	11,656,000
		27,451,000

	Energy - 6.3%
333,200	Cameron International Corp. (a)	21,094,892
80,000	Cenovus Energy, Inc.	2,659,200
625,200	Encana Corp.	12,103,872
36,500	EOG Resources, Inc.	4,561,770
65,000	Exxon Mobil Corp.	5,848,050
80,000	Hess Corp.	5,372,800
30,000	National Oilwell Varco, Inc.	2,224,200
50,000	Noble Energy, Inc.	5,389,500
70,000	Range Resources Corp.	4,701,900
132,634	Schlumberger Ltd.	10,352,084
55,000	Southwestern Energy Co. (a)	1,886,500
352,000	Transocean Ltd. (a)	19,961,920
		96,156,688

	Financials - 9.6%
117,000	American Express Co.	6,880,770
3,601,400	Charles Schwab Corp. (The)	59,531,142
140,000	Chubb Corp. (The)	11,243,400
161,000	Comerica, Inc.	5,531,960
884,950	Marsh & McLennan Cos., Inc.	31,398,026
281,600	Mercury General Corp.	11,151,360
592,500	Willis Group Holdings PLC	21,158,175
		146,894,833

	Health Care - 29.0%
612,800	Abbott Laboratories	20,761,664
476,200	AbbVie, Inc.	17,471,778
75,000	Affymetrix, Inc. (a)	284,250
744,200	Amgen, Inc.	63,599,332
121,600	Biogen Idec, Inc. (a)	18,979,328
117,900	Boston Scientific Corp. (a)	880,713
1,060,300	Eli Lilly & Co.	56,927,507
521,735	GlaxoSmithKline PLC - ADR	23,796,333
859,100	Johnson & Johnson	63,504,672
810,000	Medtronic, Inc.	37,746,000
597,250	Novartis AG - ADR	40,505,495
342,206	PerkinElmer, Inc.	12,059,340
367,400	Roche Holding AG - CHF	81,308,016
75,000	Sanofi - ADR	3,651,000
		441,475,428

	Industrials - 12.3%
47,600	Alaska Air Group, Inc. (a)	2,195,788
418,900	Arkansas Best Corp.	4,406,828
88,000	Babcock & Wilcox Co. (The)	2,344,320
429,400	Boeing Co. (The)	31,719,778
140,000	C.H. Robinson Worldwide, Inc.	9,261,000
25,000	Caterpillar, Inc.	2,459,750
33,000	CIRCOR International, Inc.	1,369,500
100,000	CSX Corp.	2,203,000
158,300	European Aeronautic Defence and Space Co. N.V. - EUR	7,437,944
201,900	FedEx Corp.	20,482,755
321,900	Honeywell International, Inc.	21,966,456
135,000	Norfolk Southern Corp.	9,297,450
239,000	PACCAR, Inc.	11,247,340
349,100	Ritchie Bros. Auctioneers, Inc.	7,648,781
131,700	Rockwell Automation, Inc.	11,746,323
2,139,200	Southwest Airlines Co.	23,980,432
20,000	Union Pacific Corp.	2,629,200
199,200	United Parcel Service, Inc. - Class B	15,794,568
		188,191,213

	Information Technology - 20.2%
45,650	Accenture PLC - Class A	3,281,779
180,000	Activision Blizzard, Inc.	2,050,200
457,600	Adobe Systems, Inc. (a)	17,311,008
113,713	Altera Corp.	3,800,288
53,000	Analog Devices, Inc.	2,312,920
855,000	Applied Materials, Inc.	11,038,050
8,500	ASML Holding N.V.	638,265
375,000	Cisco Systems, Inc.	7,713,750
600,000	Corning, Inc.	7,200,000
300,000	Diebold, Inc.	8,832,000
416,400	Electronic Arts, Inc. (a)	6,549,972
81,500	EMC Corp. (a)	2,005,715
12,000	Google, Inc. - Class A (a)	9,068,280
80,000	Hewlett-Packard Co.	1,320,800
350,000	Intel Corp.	7,364,000
90,300	Intuit, Inc.	5,632,914
352,000	KLA-Tencor Corp.	19,328,320
438,000	L.M. Ericsson Telephone Co. - ADR	5,080,800
5,500	MasterCard, Inc. - Class A	2,851,200
1,531,700	Microsoft Corp.	42,075,799
81,400	NeuStar, Inc. - Class A (a)	3,674,396
148,400	NVIDIA Corp.	1,819,384
50,700	Oracle Corp.	1,800,357
305,900	QUALCOMM, Inc.	20,198,577
743,200	Symantec Corp. (a)	16,179,464
1,640,300	Texas Instruments, Inc.	54,261,124
200,000	Thomson Reuters Corp.	6,128,000
219,100	Visa, Inc. - Class A	34,598,081
100,000	Xilinx, Inc.	3,649,000
24,800	Yahoo!, Inc. (a)	486,824
		308,251,267

	Materials - 5.3%
260,000	Cabot Corp.	9,731,800
220,000	Dow Chemical Co. (The)	7,084,000
88,000	E.I. du Pont de Nemours and Co.	4,175,600
65,000	Greif, Inc. - Class A	3,053,700
78,381	Greif, Inc. - Class B	3,962,943
71,900	Monsanto Co.	7,287,065
180,000	Newmont Mining Corp.	7,732,800
136,900	Potash Corp. of Saskatchewan, Inc.	5,818,250
764,400	Schweitzer-Mauduit International, Inc.	31,141,656
		79,987,814

	Utilities - 1.2%
222,000	Exelon Corp.	6,979,680
372,379	Public Service Enterprise Group, Inc.	11,610,777
		18,590,457

	TOTAL COMMON STOCKS
	(Cost $1,128,006,462)	$1,447,191,273

Shares		Value
	SHORT TERM INVESTMENTS - 4.8%
73,849,739	Dreyfus Treasury Prime Cash Management Fund	$73,849,739
	TOTAL SHORT TERM INVESTMENTS
	(Cost $73,849,739)	73,849,739
	TOTAL INVESTMENTS
	(Cost $1,201,856,201) ^ - 99.7%	1,521,041,012
	Other Assets in Excess of Liabilities - 0.3%	4,637,982
	TOTAL NET ASSETS - 100.0%	$1,525,678,994

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

^ The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows:

Cost of investments	$1,201,856,201
Gross unrealized appreciation	331,432,360
Gross unrealized depreciation	(12,247,549)
Net unrealized appreciation	$319,184,811

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments PRIMECAP Odyssey Growth Fund January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.0%
	Consumer Discretionary - 7.8%
60,100	Ascena Retail Group, Inc. (a)	$1,018,695
154,200	Bed Bath & Beyond, Inc. (a)	9,051,540
847,200	CarMax, Inc. (a)	33,396,624
737,846	Carnival Corp.	28,569,397
10,000	Deckers Outdoor Corp. (a)	399,500
161,800	DIRECTV (a)	8,274,452
1,233,000	DreamWorks Animation SKG, Inc. - Class A (a)	21,466,530
1,023,998	Limited Brands, Inc.	49,172,384
416,000	Mattel, Inc.	15,654,080
100,000	Royal Caribbean Cruises Ltd.	3,620,000
250,000	Shutterfly, Inc. (a)	8,270,000
239,400	Sony Corp. - ADR	3,576,636
126,000	TJX Cos., Inc.	5,692,680
		188,162,518

	Energy - 3.4%
140,000	Cenovus Energy, Inc.	4,653,600
130,000	Encana Corp.	2,516,800
117,000	EOG Resources, Inc.	14,622,660
100,000	Hess Corp.	6,716,000
74,200	National Oilwell Varco, Inc.	5,501,188
80,000	Noble Energy, Inc.	8,623,200
70,000	Oceaneering International, Inc.	4,424,700
130,000	Range Resources Corp.	8,732,100
169,800	Schlumberger Ltd.	13,252,890
156,800	Southwestern Energy Co. (a)	5,378,240
119,600	Transocean Ltd. (a)	6,782,516
		81,203,894

	Financials - 5.6%
200,000	Berkshire Hathaway, Inc. - Class B (a)	19,386,000
4,000,000	Charles Schwab Corp. (The)	66,120,000
200,000	Chubb Corp. (The)	16,062,000
947,250	Marsh & McLennan Cos., Inc.	33,608,430
		135,176,430

	Health Care - 42.0%
524,600	Abbott Laboratories	17,773,448
1,914,800	Abiomed, Inc. (a)	26,711,460
3,139,300	Accuray, Inc. (a)	16,041,823
564,200	Affymetrix, Inc. (a)	2,138,318
1,391,700	Amgen, Inc.	118,934,682
407,200	Biogen Idec, Inc. (a)	63,555,776
298,200	BioMarin Pharmaceutical, Inc. (a)	16,368,198
611,500	Boston Scientific Corp. (a)	4,567,905
885,100	Cepheid, Inc. (a)	32,058,322
118,700	Charles River Laboratories International, Inc. (a)	4,904,684
2,293,728	Conceptus, Inc. (a) (b)	47,388,420
450,000	Dendreon Corp. (a)	2,646,000
1,051,400	Eli Lilly & Co.	56,449,666
81,000	GlaxoSmithKline PLC - ADR	3,694,410
463,400	Illumina, Inc. (a)	23,461,942
5,855,100	ImmunoGen, Inc. (a) (b)	83,845,032
513,000	Insulet Corp. (a)	11,834,910
281,500	InterMune, Inc. (a)	2,772,775
576,200	Johnson & Johnson	42,592,704
548,100	Life Technologies Corp. (a)	35,456,589
890,300	Medtronic, Inc.	41,487,980
300,000	Momenta Pharmaceuticals, Inc. (a)	3,783,000
2,651,356	Nektar Therapeutics (a)	22,722,121
538,750	Novartis AG - ADR	36,538,025
145,000	NuVasive, Inc. (a)	2,498,350
433,000	OraSure Technologies, Inc. (a)	3,052,650
48,400	PerkinElmer, Inc.	1,705,616
911,314	QIAGEN N.V. (a)	19,137,594
586,500	Roche Holding AG - CHF	129,796,275
4,556,400	Seattle Genetics, Inc. (a)	134,185,980
68,500	Waters Corp. (a)	6,272,545
		1,014,377,200

	Industrials - 7.2%
498,400	AECOM Technology Corp. (a)	12,744,088
203,500	Babcock & Wilcox Co. (The)	5,421,240
415,800	C.H. Robinson Worldwide, Inc.	27,505,170
133,600	Caterpillar, Inc.	13,144,904
10,000	CIRCOR International, Inc.	415,000
296,000	European Aeronautic Defence and Space Co. N.V. - EUR	13,907,969
399,400	Expeditors International Washington, Inc.	17,134,260
40,900	FedEx Corp.	4,149,305
90,000	IDEX Corp.	4,490,100
63,000	Jacobs Engineering Group, Inc. (a)	3,030,930
1,227,550	JetBlue Airways Corp. (a)	7,132,065
40,000	Pall Corp.	2,732,000
489,000	Ritchie Bros. Auctioneers, Inc.	10,713,990
33,100	Rockwell Automation, Inc.	2,952,189
2,673,200	Southwest Airlines Co.	29,966,572
150,000	United Continental Holdings, Inc. (a)	3,622,500
196,000	United Parcel Service, Inc. - Class B	15,540,840
		174,603,122

	Information Technology - 28.6%
57,850	Accenture PLC - Class A	4,158,837
1,530,900	Adobe Systems, Inc. (a)	57,913,947
784,600	Altera Corp.	26,221,332
241,700	Applied Materials, Inc.	3,120,347
64,372	ASML Holding N.V.	4,833,694
350,000	Corning, Inc.	4,200,000
671,000	Cree, Inc. (a)	28,953,650
197,500	Cymer, Inc. (a)	20,336,575
1,876,200	Electronic Arts, Inc. (a)	29,512,626
810,700	EMC Corp. (a)	19,951,327
3,025,200	Flextronics International Ltd. (a)	18,786,492
658,418	FormFactor, Inc. (a)	3,292,090
84,080	Google, Inc. - Class A (a)	63,538,415
90,000	Hewlett-Packard Co.	1,485,900
250,700	Intel Corp.	5,274,728
105,000	Intuit, Inc.	6,549,900
230,000	Jabil Circuit, Inc.	4,349,300
300,000	KLA-Tencor Corp.	16,473,000
1,247,800	L.M. Ericsson Telephone Co. - ADR	14,474,480
5,500	MasterCard, Inc. - Class A	2,851,200
725,000	Micron Technology, Inc. (a)	5,481,000
1,620,600	Microsoft Corp.	44,517,882
35,128	Motorola Solutions, Inc.	2,051,124
364,811	NetApp, Inc. (a)	13,133,196
195,900	NeuStar, Inc. - Class A (a)	8,842,926
1,463,700	Nuance Communications, Inc. (a)	35,201,985
372,700	NVIDIA Corp.	4,569,302
460,000	QUALCOMM, Inc.	30,373,800
160,000	Rambus, Inc. (a)	873,600
722,450	Research In Motion Ltd. (a)	9,377,401
431,400	SanDisk Corp. (a)	21,565,686
607,300	Stratasys, Ltd. (a)	47,660,904
736,400	Symantec Corp. (a)	16,031,428
1,187,500	Texas Instruments, Inc.	39,282,500
335,000	Trimble Navigation Ltd. (a)	20,937,500
330,000	Visa, Inc. - Class A	52,110,300
30	Workday, Inc. - Class A (a)	1,603
120,000	Xilinx, Inc.	4,378,800
		692,668,777
	Materials - 1.4%
317,500	Monsanto Co.	32,178,625
18,000	Praxair, Inc.	1,986,660
		34,165,285

	TOTAL COMMON STOCKS
	(Cost $1,737,578,145)	$2,320,357,226

Shares		Value
	SHORT TERM INVESTMENTS - 3.8%
92,264,370	Dreyfus Treasury Prime Cash Management Fund	$92,264,370
	TOTAL SHORT TERM INVESTMENTS
	(Cost $92,264,370)	92,264,370
	TOTAL INVESTMENTS
	(Cost $1,829,842,515) ^ - 99.8%	2,412,621,596
	Other Assets in Excess of Liabilities - 0.2%	5,020,333
	TOTAL NET ASSETS - 100.0%	$2,417,641,929

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

^ The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows:
Cost of investments	$1,829,842,515
Gross unrealized appreciation	666,639,031
Gross unrealized depreciation	(83,859,950)
Net unrealized appreciation	$582,779,081

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.2%
	Consumer Discretionary - 9.2%
15,000	Amazon.com, Inc. (a)	$3,982,500
198,000	Ascena Retail Group, Inc. (a)	3,356,100
378,102	Callaway Golf Co.	2,480,349
518,400	CarMax, Inc. (a)	20,435,328
74,700	DIRECTV (a)	3,820,158
2,973,000	DreamWorks Animation SKG, Inc. - Class A (a)	51,759,930
2,915,000	Quiksilver, Inc. (a)	19,064,100
752,000	Royal Caribbean Cruises Ltd.	27,222,400
1,097,300	Shutterfly, Inc. (a)	36,298,684
722,000	Sony Corp. - ADR	10,786,680
327,590	Tesla Motors, Inc. (a)	12,287,901
		191,494,130

	Consumer Staples - 2.1%
3,313,405	Boulder Brands, Inc. (a) (b)	44,499,029

	Energy - 3.3%
250,200	Cabot Oil & Gas Corp.	13,205,556
2,000	Cameron International Corp. (a)	126,620
60,000	EOG Resources, Inc.	7,498,800
80,500	National Oilwell Varco, Inc.	5,968,270
117,800	Range Resources Corp.	7,912,626
1,008,400	Rex Energy Corp. (a)	13,240,292
356,200	Transocean Ltd. (a)	20,200,102
		68,152,266

	Financials - 2.4%
471,700	CME Group, Inc.	27,283,128
605,820	MarketAxess Holdings, Inc.	22,906,054
7,500	MSCI, Inc. (a)	253,050
		50,442,232

	Health Care - 34.3%
2,606,573	Abiomed, Inc. (a) (b)	36,361,693
2,997,500	Accuray, Inc. (a)	15,317,225
688,200	Affymetrix, Inc. (a)	2,608,278
205,200	Biogen Idec, Inc. (a)	32,027,616
592,800	BioMarin Pharmaceutical, Inc. (a)	32,538,792
672,100	Boston Scientific Corp. (a)	5,020,587
875,500	Cardica, Inc. (a)	1,357,025
957,600	Cepheid, Inc. (a)	34,684,272
14,000	Charles River Laboratories International, Inc. (a)	578,480
1,669,750	Conceptus, Inc. (a) (b)	34,497,035
692,000	Dendreon Corp. (a)	4,068,960
5,866,100	Dyax Corp. (a) (b)	18,654,198
1,789,187	Fluidigm Corp. (a) (b)	29,521,586
112,000	Illumina, Inc. (a)	5,670,560
3,627,417	ImmunoGen, Inc. (a)	51,944,611
996,400	Insulet Corp. (a)	22,986,948
2,978,000	InterMune, Inc. (a)	29,333,300
327,200	KaloBios Pharmaceuticals, Inc. (a)	2,617,600
929,838	Luminex Corp. (a)	17,090,422
507,500	Momenta Pharmaceuticals, Inc. (a)	6,399,575
2,324,800	Nektar Therapeutics (a)	19,923,536
405,000	NuVasive, Inc. (a)	6,978,150
1,582,600	OraSure Technologies, Inc. (a)	11,157,330
1,529,739	Pharmacyclics, Inc. (a)	106,056,805
432,214	QIAGEN N.V. (a)	9,076,494
417,300	Roche Holding AG - CHF	92,351,212
2,917,500	Seattle Genetics, Inc. (a)	85,920,375
5,600	SurModics, Inc. (a)	135,016
74,000	XenoPort, Inc. (a)	620,860
		715,498,541

	Industrials - 9.5%
390,000	Alaska Air Group, Inc. (a)	17,990,700
497,400	Arkansas Best Corp.	5,232,648
120,500	C.H. Robinson Worldwide, Inc.	7,971,075
262,000	CIRCOR International, Inc.	10,873,000
43,800	Colfax Corp. (a)	1,953,918
1,202,200	Delta Air Lines, Inc. (a)	16,698,558
16,000	Expeditors International of Washington, Inc.	686,400
173,900	Hertz Global Holdings, Inc. (a)	3,178,892
321,900	Jacobs Engineering Group, Inc. (a)	15,486,609
4,094,525	JetBlue Airways Corp. (a)	23,789,190
82,600	Pall Corp.	5,641,580
584,200	Polypore International, Inc. (a)	22,544,278
326,600	Ritchie Bros. Auctioneers, Inc.	7,155,806
56,000	RPX Corp. (a)	584,080
907,000	Southwest Airlines Co.	10,167,470
87,000	Spirit Airlines, Inc. (a)	1,686,930
1,201,000	United Continental Holdings, Inc. (a)	29,004,150
260,000	US Airways Group, Inc. (a)	3,712,800
325,000	Vitran Corp, Inc. (a)	2,135,250
830,738	Zipcar, Inc. (a)	10,143,311
		196,636,645

	Information Technology - 28.9%
25,000	3D Systems Corp. (a)	1,446,250
2,892,071	Active Network, Inc. (a)	15,993,153
1,092,000	Adobe Systems, Inc. (a)	41,310,360
80,000	Akamai Technologies, Inc. (a)	3,256,800
493,300	Altera Corp.	16,486,086
20,000	Applied Materials, Inc.	258,200
148,302	ASML Holding N.V.	11,135,997
53,600	Audience, Inc. (a)	654,992
2,483,982	comScore, Inc. (a) (b)	36,589,055
507,200	Cree, Inc. (a)	21,885,680
225,000	Cymer, Inc. (a)	23,168,250
1,214,000	Electronic Arts, Inc. (a)	19,096,220
665,000	EMC Corp. (a)	16,365,650
489,900	ExactTarget, Inc. (a)	10,772,901
673,183	FARO Technologies, Inc. (a)	22,356,407
302,700	FEI Co.	18,452,592
3,830,200	Flextronics International Ltd. (a)	23,785,542
716,300	FormFactor, Inc. (a)	3,581,500
72,090	Google, Inc. - Class A (a)	54,477,692
1,402,100	Guidance Software, Inc. (a) (b)	17,876,775
275,000	Intuit, Inc.	17,154,500
184,000	iSoftStone Holdings Ltd. - ADR (a)	964,160
350,000	Jabil Circuit, Inc.	6,618,500
373,300	KLA-Tencor Corp.	20,497,903
1,000,000	Micron Technology, Inc. (a)	7,560,000
420,000	Monster Worldwide, Inc. (a)	2,436,000
498,200	NetApp, Inc. (a)	17,935,200
150,798	NeuStar, Inc. - Class A (a)	6,807,022
962,600	Nuance Communications, Inc. (a)	23,150,530
169,400	NVIDIA Corp.	2,076,844
93,806	Pactera Technology International Ltd. - ADR (a)	753,262
143,559	Peregrine Semiconductor Corp. (a)	1,719,837
76,500	QUALCOMM, Inc.	5,051,295
140,000	Rambus, Inc. (a)	764,400
602,900	Research In Motion Ltd. (a)	7,825,642
1,732	Responsys, Inc. (a)	13,215
662,000	SanDisk Corp. (a)	33,093,380
200,000	SMART Technologies, Inc. - Class A (a)	342,000
563,700	Stratasys Ltd. (a)	44,239,176
329,900	Symantec Corp. (a)	7,181,923
336,600	Trimble Navigation Ltd. (a)	21,037,500
1,000	VMware, Inc. - Class A (a)	76,480
969,600	Websense, Inc. (a)	14,185,248
60,000	Yahoo!, Inc. (a)	1,177,800
		601,611,919

	Materials - 1.5%
272,300	Monsanto Co.	27,597,605
94,100	Potash Corp. of Saskatchewan, Inc.	3,999,250
		31,596,855

	TOTAL COMMON STOCKS
	(Cost $1,446,084,476)	$1,899,931,617

Shares		Value
	SHORT TERM INVESTMENTS - 9.1%
190,590,095	Dreyfus Treasury Prime Cash Management Fund	$190,590,095
	TOTAL SHORT TERM INVESTMENTS
	(Cost $190,590,095)	190,590,095
	TOTAL INVESTMENTS
	(Cost $1,636,674,571) ^ - 100.3%	2,090,521,712
	Liabilities in Excess of Other Assets - (0.3)%	(6,099,961)
	TOTAL NET ASSETS - 100.0%	$2,084,421,751

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

^ The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows:
	Cost of investments	$1,636,674,571
	Gross unrealized appreciation	582,664,332
	Gross unrealized depreciation	(128,817,191)
	Net unrealized appreciation	$453,847,141

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Authorized Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its net asset value per share (“NAV”) may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’  own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2013.  There were no significant transfers into or out of Level 1 and Level 2 during the reporting period.  These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$1,447,191,273	$-	$-	$1,447,191,273
Total Equity	$1,447,191,273	$-	$-	$1,447,191,273
Short-Term Investments	$73,849,739	$-	$-	$73,849,739
Total Investments in Securities	$1,521,041,012	$-	$-	$1,521,041,012

PRIMECAP Odyssey Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$2,320,357,226	$-	$-	$2,320,357,226
Total Equity	$2,320,357,226	$-	$-	$2,320,357,226
Short-Term Investments	$92,264,370	$-	$-	$92,264,370
Total Investments in Securities	$2,412,621,596	$-	$-	$2,412,621,596

PRIMECAP Odyssey Aggressive Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$1,899,931,617	$-	$-	$1,899,931,617
Total Equity	$1,899,931,617	$-	$-	$1,899,931,617
Short-Term Investments	$190,590,095	$-	$-	$190,590,095
Total Investments in Securities	$2,090,521,712	$-	$-	$2,090,521,712

1 Refer to each Fund’ s respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.  Transactions during the three months ended January 31, 2013 in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions

Common Stock	Market Value as of October 31, 2012	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2013
Conceptus, Inc.	$43,213,835	$-	$-	$-	$-	$47,388,420
ImmunoGen, Inc.	64,874,508	-	-	-	-	83,845,032
	$108,088,343	$-	$-	$-	$-	$131,233,452

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions

Common Stock	Market Value as of October 31, 2012	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2013
Abiomed, Inc.	$42,646,159	$5,736,475	$-	$-	$-	$36,361,693
Boulder Brands, Inc.*	39,429,519	-	-	-	-	44,499,029
comScore, Inc. (1)	-	10,774,359	-	-	-	36,589,055
Conceptus, Inc.	31,458,090	-	-	-	-	34,497,035
Dyax, Corp.	17,598,300	-	-	-	-	18,654,198
Fluidigm Corp. (1)	-	17,056,872	-	-	-	29,521,586
Guidance Software, Inc.	17,077,578	-	-	-	-	17,876,775
	$148,209,646	$33,567,706	$-	$-	$-	$217,999,371

* Listed as Smart Balance, Inc. prior to January 2, 2013
(1) As of October 31, 2012, the company was not an affiliate

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	3/28/2013

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	3/28/2013

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	3/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	3/28/2013

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	3/28/2013

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	3/28/2013

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	3/28/2013